Subsequent Events - Schedule of New Bank Borrowings (Details) - 12 months ended Dec. 31, 2024 - New Bank Borrowings [Member]	USD ($)	CNY (¥)
Debt Instrument [Line Items]
Bank borrowings amount	$ 7,534,969	¥ 55,000,000
Jiangsu Yangzhou Rural Commercial Bank [Member] | Huadong [Member]
Debt Instrument [Line Items]
Rate	2.46%	2.46%
Issuance Date	Jan. 14, 2025	Jan. 14, 2025
Collateral/ Security	Yada, Yongjun Liu	Yada, Yongjun Liu
Bank borrowings amount	$ 1,369,994	¥ 10,000,000
Zheshang Bank of China [Member] | Huada [Member]
Debt Instrument [Line Items]
Rate	2.50%	2.50%
Issuance Date	Jan. 23, 2025	Jan. 23, 2025
Collateral/ Security	Yongjun Liu, Yin Liu	Yongjun Liu, Yin Liu
Bank borrowings amount	$ 684,997	¥ 5,000,000
Bank of Communications [Member] | Huada [Member]
Debt Instrument [Line Items]
Rate	2.60%	2.60%
Issuance Date	Mar. 20, 2025	Mar. 20, 2025
Collateral/ Security	Yongjun Liu, Yin Liu	Yongjun Liu, Yin Liu
Bank borrowings amount	$ 1,095,996	¥ 8,000,000
Bank of Communications Two [Member] | Huadong [Member]
Debt Instrument [Line Items]
Rate	2.65%	2.65%
Issuance Date	Jan. 14, 2025	Jan. 14, 2025
Collateral/ Security	N/A	N/A
Bank borrowings amount	$ 1,232,995	¥ 9,000,000
Bank of Communications Three [Member] | Huadong [Member]
Debt Instrument [Line Items]
Rate	2.65%	2.65%
Issuance Date	Mar. 26, 2025	Mar. 26, 2025
Collateral/ Security	N/A	N/A
Bank borrowings amount	$ 1,232,995	¥ 9,000,000
Bank of China [Member] | Huadong [Member]
Debt Instrument [Line Items]
Rate	2.40%	2.40%
Issuance Date	Mar. 05, 2025	Mar. 05, 2025
Collateral/ Security	Yongjun Liu, Yin Liu	Yongjun Liu, Yin Liu
Bank borrowings amount	$ 684,997	¥ 5,000,000
Agricultural Bank of China [Member] | Huadong [Member]
Debt Instrument [Line Items]
Rate	2.40%	2.40%
Issuance Date	Jan. 10, 2024	Jan. 10, 2024
Collateral/ Security	Yongjun Liu, Yin Liu	Yongjun Liu, Yin Liu
Bank borrowings amount	$ 1,232,995	¥ 9,000,000